Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2022	2021	2020
Current payable
Federal	$993	$525	$872
State	487	340	382
	1,480	865	1,254

Deferred tax expense	401	566	498

Income tax expense	$1,881	$1,431	$1,752

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022	2021	2020
Federal taxes based on statutory rate	$2,415	$1,874	$1,823
State income taxes, net of federal benefit	384	336	326
Tax-exempt investment interest	(836)	(593)	(280)
Income related to bank-owned life insurance	(159)	(218)	(126)
Other, net	77	32	9

Income tax expense	$1,881	$1,431	$1,752

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021
Deferred tax assets
Allowance for loan losses	$1,313	$1,293
Deferred compensation liability	2,491	2,429
Net operating loss carryforward	-	94
Other real estate owned	261	469
Acquisition fair value adjustments	-	23
Unrealized loss on securities available-for-sale	27,617	3,921
Other	51	-
Total	31,733	8,229

Deferred tax liabilities
Premises and equipment	1,908	1,686
Core deposit intangible	102	130
Other	147	134
Total	2,159	1,950
Net deferred tax asset	$29,574	$6,279